Employee benefits - Net Defined Benefit Liability (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Employee benefit liability	$ 2,240,425	$ 1,519,790	$ 348,280
Seniority premium
Disclosure of defined benefit plans [line items]
Employee benefit liability	58,160	40,453	9,270
Retirement plan
Disclosure of defined benefit plans [line items]
Employee benefit liability	$ 2,182,265	$ 1,479,337	$ 339,010